Tax Payable (Details) - Schedule of tax payable - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule of Tax Payable [Abstract]
VAT payable	$ (315,108)	$ 224,903
Corporate income tax payables	3,340,256	3,716,299
Other tax payables	101,630	109,956
Total	$ 3,126,778	$ 4,051,158